--------------------------------------------------------------------------------


--------------------------------------------------------------------------------







                               SEMI-ANNUAL REPORT










================================================================================

                      Fifth Third/Maxus Ohio Heartland Fund

================================================================================



















                                  June 30, 2001









--------------------------------------------------------------------------------

Dear Ohio Heartland Shareholder:


We are pleased to be able to report that during the first six months of 2001, the Ohio Heartland Fund had a positive total return of 21.43% while most major stock indices experienced significant declines.

Unfortunately, despite the good relative results of the past 18 months, the Fund has not increased assets under management and at the current asset size it is difficult to produce consistent relative performance after expenses.

Your  trustees  have  decided  the best  course of action for the benefit of all
shareholders   is  to  liquidate  the  Fund  and  return  the  proceeds  to  the shareholders. Please see the enclosed letter for details.


Sincerely,

/S/ Denis J. Amato

Denis J. Amato
Chief Investment Officer

================================================================================
 Maxus Ohio Heartland Fund
================================================================================
SCHEDULE OF INVESTMENTS
June 30, 2001 (unaudited)

 SHARES / PRINCIPAL AMOUNT                            MARKET VALUE      % ASSETS

           COMMON STOCKS

           Basic Materials
     3,500 A. Schulman                                    $ 47,250
     2,500 Brush Engineered Materials                       40,000
     5,500 Hawk Corp. Class A*                              34,100
     2,500 Oglebay Norton                                   65,950
    10,000 Olympic Steel*                                   39,500
     6,000 PolyOne                                          62,460
                                                      -------------
                                                           289,260         17.6%

           Business Consumables
    10,000 Officemax*                                       36,900
     4,000 RPM Inc. Ohio                                    36,800
     3,500 Standard Register                                64,750
                                                      -------------
                                                           138,450          8.4%

           Capital Goods
     3,500 Amcast Industrial                                29,925
     6,750 Corrpro*                                         17,213
     1,500 Diebold                                          48,225
     3,000 Lamson & Sessions*                               20,100
     3,000 Stoneridge*                                      32,250
                                                      -------------
                                                           147,713          9.0%

           Consumer Products
     3,000 Bob Evans Farms                                  54,000
     2,500 Consolidated Stores*                             34,200
     6,000 Elder Beerman Stores*                            22,500
     6,000 Huffy*                                           57,840
    12,000 RG Barry*                                        55,200
     5,000 Rocky Shoes & Boots*                             22,850
     7,500 Royal Appliance*                                 45,600
     2,500 Smucker, (J.M.)                                  65,000
     1,400 Wendy's International                            35,756
                                                      -------------
                                                           392,946         23.9%

           Financials
     7,500 Ceres Group*                                     40,875
     3,500 Second Bancorp                                   80,150
     3,500 State Auto Financial                             57,365
                                                      -------------
                                                           178,390         10.8%

           Furniture and Fixtures
     6,000 Advanced Light*                                  26,400
                                                      -------------
                                                            26,400          1.5%

           Healthcare
     1,500 Invacare                                         57,945
     3,000 Steris*                                          60,150
                                                      -------------
                                                           118,095          7.2%

           Real Estate
     4,000 Associated Estates Realty                        38,640
     4,000 Boykin Lodging                                   51,600
                                                      -------------
                                                            90,240          5.5%

           Technology
     2,500 Allen Telecom*                                   37,500
     5,918 Datatrak*                                        13,019
     3,500 Kendle International*                            70,140
                                                      -------------
                                                           120,659          7.3%

           Wholesale Distribution
     3,500 Cooper Tire & Rubber                             49,700
     5,000 Pioneer Standard Electronics                     64,000
     5,000 Rainbow Rentals*                                 35,000
                                                      -------------
                                                           148,700          9.0%

           TOTAL FOR COMMON STOCKS                       1,650,853        100.4%

           CASH EQUIVALENTS
   152,171 Firstar Treasury Fund 5.29%                     152,171          9.3%
                                                      -------------

           TOTAL INVESTMENTS
           (Cost - $2,024,388)                           1,803,024        109.6%

           LIABILITIES IN EXCESS OF OTHER ASSETS          (158,355)        -9.6%
                                                      -------------

           NET ASSETS                                  $ 1,644,669        100.0%
                                                      =============

           * - Non-income producing security.

     The accompanying notes are an integral part of the financial statements

================================================================================
 Fifth Third/Maxus Ohio Heartland Fund
================================================================================

Statement of Assets and Liabilities
     June 30, 2001 (unaudited)

Assets:
     Investment Securities at Market Value                          $ 1,803,024
          (Identified Cost -$ 2,069,710)
     Cash                                                              (144,064)
     Receivables:
          Dividends and Interest                                          7,343
                                                                    ------------
               Total Assets                                           1,666,303
Liabilities
     Accrued Expenses                                                    18,112
     Payable to Custodian Bank                                            3,522
               Total Liabilities                                         21,634
                                                                    ------------
Net Assets                                                          $ 1,644,669
Net Assets Consist of:
     Capital Paid In                                                  1,918,897
     Accumulated Undistributed Net Investment Income                    (10,837)
     Accumulated Realized Gain (Loss) on Investments - Net                3,295
     Unrealized Depreciation in Value
          of Investments Based on Identified Cost - Net                (266,686)
                                                                    ------------

Net Assets                                                          $ 1,644,669
     Investor Shares                                                $ 1,063,692
     Institutional Shares                                             $ 580,977
                                                                    ------------
         Total                                                        1,644,669
                                                                    ============
Shares of Capital Stock
     Investor Shares                                                    120,331
     Institutional Shares                                                64,954
                                                                    ------------
          Total                                                      185,285.56
                                                                    ============
Net asset value per share
     Investor Shares                                                     $ 8.84
     Institutional Shares                                                $ 8.94

================================================================================
 Fifth Third/Maxus Ohio Heartland Fund
================================================================================

 Statement of Operations
 For the period of January 1, 2001
 through June 30, 2001 (unaudited)
Investment Income:
     Dividends                                                        $  15,631
     Interest                                                             1,750
                                                                      ----------
          Total Investment Income                                        17,381
Expenses:
     Management Fees                                                      7,617
     Audit Fees                                                           4,000
     Miscellaneous                                                        3,645
     Custodial Fees                                                       3,417
     Distribution Fees                                                    2,588
     Registration Fees                                                    2,040
     Transfer Agent Fees                                                  1,597
     Organization Fees                                                    1,451
     Trustee Fees                                                         1,100
     Legal Fees                                                             763
                                                                      ----------
          Total Expenses                                                 28,218

Net Investment Loss                                                     (10,837)

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                                 68,948
     Unrealized Appreciation (Depreciation) on Investments              245,567
                                                                      ----------
Net Realized and Unrealized Gain (Loss) on Investments                  314,515

Net Increase (Decrease) in Net Assets from Operations                 $ 303,678
                                                                      ==========

===================================================================================================
 Maxus Ohio Heartland Fund
===================================================================================================

Statement of Changes in Net Assets (unaudited)
                                                                       1/01/2001       1/01/2000
                                                                           to             to
                                                                       6/30/2001      12/30/2000
From Operations:
     Net investment income                                           $   (10,837)     $   (19,049)
     Net realized gain (loss) on investments                              68,948          (36,552)
     Net unrealized appreciation (depreciation)                          245,567          107,043
                                                                     ------------     ------------
Increase (decrease) in net assets from operations                      $ 303,678      $    51,442

Distributions to investor shareholders:
     Net investment income                                           $         -      $         -
     Net realized gain from security transactions                              -          (11,788)

Distributions to institutional shareholders:
     Net investment income                                           $         -      $ (8,816.00)
     Net realized gain from security transactions                              -          (20,604)
                                                                     ------------     ------------
Change in net assets from distributions                                        -          (41,208)

From capital share Investor transactions:
     Proceeds from sale of shares                                    $     9,379      $   248,687
     Dividend reinvestment                                                     -           11,031
     Cost of shares redeemed                                            (229,084)        (237,255)

From capital share Institutional transactions:
     Proceeds from sale of shares                                    $   260,106      $    55,699
     Dividend reinvestment                                                     -            6,719
     Cost of shares redeemed                                            (160,788)        (545,109)
                                                                     ------------     ------------
Change in net assets from capital transactions                          (120,387)        (460,228)
                                                                     ------------     ------------
Change in net assets                                                 $   183,291      $  (429,390)

Net Assets:
     Beginning of period                                               1,461,378        1,890,768
                                                                     ------------     ------------
     End of period*                                                  $ 1,644,669      $ 1,461,378
                                                                     ============     ============

Investor share transactions:
     Issued                                                                1,197           32,845
     Reinvested                                                                -            1,447
     Redeemed                                                            (28,747)         (32,012)
                                                                     ------------     ------------
Net increase (decrease) in shares                                        (27,550)           2,280
Shares outstanding beginning of period                                   147,881          145,601
                                                                     ------------     ------------
Shares outstanding end of period                                         120,331          147,881
                                                                     ============     ============

Institutional share transactions:
     Issued                                                               33,087            7,350
     Reinvested                                                                -              876
     Redeemed                                                            (20,442)         (70,073)
                                                                     ------------     ------------
Net increase (decrease) in shares                                         12,646          (61,847)
Shares outstanding beginning of period                                    52,309          114,156
                                                                     ------------     ------------
Shares outstanding end of period                                          64,955           52,309

                                                                     ============     ============

===========================================================================================================
 Maxus Ohio Heartland Fund
===========================================================================================================
Financial Highlights
                                                                                           Investor Shares
-----------------------------------------------------------------------------------------------------------

                                                01/01/01    01/01/00     01/01/99    2/1/98**
                                                   to          to           to          to
                                                06/30/01    12/31/00     12/31/99    12/31/98
                                                --------    --------     --------    --------
Net Asset Value -
     Beginning of Period                          $ 7.28        7.26         8.16       10.00
Net Investment Income                              (0.06)      (0.09)       (0.07)      (0.05)
Net Gains or Losses on Securities
     (realized and unrealized)                      1.62        0.19        (0.83)      (1.79)
                                                  -------      ------       ------      ------
Total from Investment Operations                    1.56        0.10        (0.90)      (1.84)
Distributions
     Net investment income                             -           -            -           -
     Capital gains                                     -       (0.08)           -           -
                                                  -------      ------       ------      ------
          Total Distributions                          -       (0.08)           -           -
                                                  -------      ------       ------      ------
Net Asset Value -
     End of Period                                $ 8.84      $ 7.28       $ 7.26      $ 8.16
                                                  =======     =======      =======     =======

Total Return                                       21.43%       1.38%      (11.03)%     (18.4)%

Ratios/Supplemental Data:
Net Assets at end of period (thousands)            1,064       1,077        1,057       1,234
Ratio of expenses to average net assets *           3.65%       3.48%        2.88%       3.24%
Ratio of net income to average net assets *        (1.40)%     (1.26)%      (0.94)%     (0.88)%
Portfolio turnover rate *                             11%         22%          33%          7%

                                                                                      Institutional Shares
-----------------------------------------------------------------------------------------------------------

                                                01/01/01    01/01/00     01/01/99    2/1/98**
                                                   to          to           to          to
                                                06/30/01    12/31/00     12/31/99    12/31/98
                                                --------    --------     --------    --------
Net Asset Value -
     Beginning of Period                          $ 7.35        7.31         8.18       10.00
Net Investment Income                              (0.03)      (0.06)       (0.04)      (0.03)
Net Gains or Losses on Securities
     (realized and unrealized)                      1.62        0.18        (0.83)      (1.79)
                                                ---------   ---------    ---------   ---------
Total from Investment Operations                    1.59        0.12        (0.87)       1.82
Distributions
     Net investment income                             -           -            -           -
     Capital gains                                     -       (0.08)           -           -
                                                ---------   ---------    ---------   ---------
          Total Distributions                          -       (0.08)           -           -
                                                ---------   ---------    ---------   ---------
Net Asset Value -
     End of Period                                $ 8.94      $ 7.35       $ 7.31      $ 8.18
                                                =========   =========    =========   =========

Total Return                                       21.63%       1.65%      (10.64)%     (18.2)%

Ratios/Supplemental Data:
Net Assets at end of period (thousands)              581         385          834         753
Ratio of expenses to average net assets *           3.15%       2.98%        2.38%       2.74%*
Ratio of net income to average net assets *        (0.90)%      (.76)%      (0.44)%     (0.38)%
Portfolio turnover rate *                             11%         22%          33%          7%

*annualized
**commencement of operations


NOTES TO FINANCIAL STATEMENTS
                                          FIFTH THIRD/MAXUS OHIO HEARTLAND FUND
                                                      JUNE 30, 2001 (UNAUDITED)



  1.)Significant Accounting Policies
     Fifth Third/Maxus Ohio Heartland Fund is a diversified portfolio of MaxFund Trust (the "Trust"), an open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated November 7, 1997. Shares of the Fund are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Fund with other shares of the same class. Investor shares incur a distribution expense. The investment objective is to obtain a total return (a combination of capital appreciation and income). The Fund pursues this objective by investing primarily in equity securities of companies headquartered in the State of Ohio. Significant accounting policies of the Fund are presented below:

     Security Valuation
     The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Income Taxes
     It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains.

     ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER
     Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital and /or accumulated undistributed net realized gains.

  2.)Investment Advisory Agreement
     The Trust has entered into an investment advisory and administration agreement with Fifth Third Asset Management, Inc. a wholly owned subsidiary of Fifth Third Bank. The Investment Advisor receives from each Fund as compensation for its services to that Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

  3.)Related Party Transactions
     Fifth Third Bank has two wholly owned subsidiaries that provide services to the Fund. These subsidiaries are Fifth Third Asset Management, Inc. and Fifth Third/Maxus Securities, Inc. Maxus Asset Management was paid $7,617 by the Fund in investment advisory fees during the fiscal year ending June 30, 2001. The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Fifth Third/Maxus Securities, Inc. has served as the national distributor of the Fund shares. The Fund has entered into a distribution agreement pursuant to which the Fund pays Fifth Third/Maxus Securities, Inc. a fee, accrued daily and payable monthly at an annual rate of .50%, based on the average daily net assets for Investor class only. Fifth Third/Maxus Securities, Inc. was paid $5,600 by the Fund for distribution expenses. Mutual Shareholder Services provides fund accounting and transfer agent services to the Fifth Third/Maxus Ohio Heartland Fund. Mutual Shareholder Services received fees totaling $4,911 from the Fund for services rendered to the Fund for the six months ending June 30, 2001. Fifth Third/Maxus Securities, Inc. is a registered broker-dealer. Fifth Third/Maxus Securities, Inc. effected substantially all of the investment portfolio transactions for the Fund. For this service, Fifth Third/Maxus Securities, Inc received commissions of $3,571 from Fifth Third/Maxus Ohio Heartland Fund for the six months ending June 30, 2001.

     At June 30, 2001, Fifth Third/Maxus Securities, Inc. owned 14,000 shares of Fifth Third/Maxus Ohio Heartland Fund.

     Certain officers and/or trustees of the Funds are officers of the Investment Advisor and Administrator.

  4.)Capital Stock And Distribution
     At June 30, 2001, an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $1,918,187.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

  5.)Purchases and Sales of Securities
     During the six months ending June 30, 2001, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $84,670 and $258,336 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 respectively.

  6.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 2001 was $2,069,710.

     At June 30, 2001, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

   Appreciation         (Depreciation)         Net Appreciation (Depreciation)
   ------------         --------------         -------------------------------
     277,706              (544,393)                      (266,687)

--------------------------------------------------------------------------------


                                Board of Trustees
                                  Raj Aggarwal
                                 Denis J. Amato
                                Richard A. Barone
                                  Kent W. Clapp
                                 Robert H. Fritz
                               Steven M. Kasarnich
                                 Joseph H. Smith
                                Burton D. Morgan
                                Michael A. Rossi

                               Investment Adviser
                       Fifth Third Asset Management, Inc.
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                          8869 Brecksville Rd, Suite C
                             Brecksville, Ohio 44141

                                    Custodian
                                Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145

                                  Legal Counsel
                  McDonald, Hopkins, Burke & Haber Co., L.P.A.
                              2100 Bank One Center
                               600 Superior Avenue
                           Cleveland, Ohio 44114-2653